Document and Entity Information	Feb. 23, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001735707
Document Type	8-K
Document Period End Date	Feb. 23, 2021
Entity Registrant Name	GARRETT MOTION INC.
Entity Incorporation State Country Code	DE
Entity File Number	1-38636
Entity Tax Identification Number	82-4873189
Entity Address, Address Line One	La Pièce 16
Entity Address, City or Town	Rolle
Entity Address, Country	CH
Entity Address, Postal Zip Code	1180
City Area Code	41 21
Local Phone Number	695 30 00
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false